Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

Stock option activity for the three months ended March 31, 2025 is presented below (in thousands, except per share and contractual life amounts):

			Weighted-average
		Weighted-average	remaining
	Number of	exercise price per	contractual	Aggregate
	options	share	life (in years)	intrinsic value
Outstanding at December 31, 2024	3,563	$19.94	7.7	$678
Granted	2,300	8.49
Exercised	(4)	3.12
Forfeited/expired	(47)	15.20
Outstanding at March 31, 2025	5,812	$15.46	8.4	$73
Exercisable at March 31, 2025	1,839	$21.38	6.5	$47
Vested and expected to vest at March 31, 2025	5,812	$15.46	8.4	$73

Stock option activity for the year ended December 31, 2024 is presented below (in thousands, except per share and contractual life amounts):

		Weighted-average	Weighted-average	Aggregate
	Number of	exercise price	remaining contractual	intrinsic
	options	per share	life (in years)	value
Outstanding at December 31, 2023	2,774	$19.62	7.9	$26,941
Granted	1,584	20.46
Exercised	(159)	11.71
Forfeited/expired	(636)	21.89
Outstanding at December 31, 2024	3,563	$19.94	7.7	$678
Exercisable at December 31, 2024	1,511	$21.18	6.3	$549
Vested and expected to vest at December 31, 2024	3,563	$19.94	7.7	$678

Summary of Restricted Stock Units Activity

Restricted stock unit (“RSU”) activity for the three months ended March 31, 2025 is presented below (in thousands, except per share amounts):

		Weighted-average
		grant date fair
	Number of shares	value per share
Unvested at December 31, 2024	1,115	$18.55
Granted	1,059	8.58
Vested	(180)	21.62
Forfeited	(26)	15.49
Unvested at March 31, 2025	1,968	$12.94
RSU activity for the year ended December 31, 2024 is presented below (in thousands, except per share amounts):

		Weighted-average
	Number	grant date fair
	of shares	value per share
Unvested as of December 31, 2023	1,328	$17.87
Granted	611	21.51
Vested	(522)	19.79
Forfeited	(302)	19.42
Unvested as of December 31, 2024	1,115	$18.55
Expected to convert at December 31, 2024	1,115	$18.55

Summary of Share-based Compensation Expense for all Stock Awards

Stock-based compensation expense was recorded in the following categories on the Consolidated Statements of Operations (in thousands):

	Three Months Ended March 31,
	2025	2024
Cost of product revenue	$311	$281
Cost of service and other revenue	309	308
Research and development	591	543
Selling, general and administrative	4,251	4,133
Total stock-based compensation expense	$5,462	$5,265

Stock-based compensation expense was recorded in the following categories on the Consolidated Statements of Operations (in thousands):

	Year Ended December 31,
	2024	2023	2022
Cost of product revenue	$1,132	$839	$596
Cost of service and other revenue	1,142	1,124	819
Research and development	2,117	1,713	1,629
Selling, general and administrative	15,596	13,147	12,339
Total stock-based compensation	$19,987	$16,823	$15,383

Summary of Fair Value of Stock Options Granted to Employees and Non-Employees is Estimated on Grant Date using Black-Scholes Option-Pricing Model

The fair value of the Company’s stock options granted and purchase rights to the ESPP were estimated using the Black-Scholes valuation model with the following assumptions:

	Year Ended December 31,
	2024	2023	2022
Stock Options:
Risk-free interest rate	3.4% - 4.6%	3.5% - 4.7%	1.4% - 4.1%
Expected dividend yield	None	None	None
Expected term (in years)	5.3 - 5.4	5.0 - 5.2	5.0 - 5.8
Expected volatility	81.4% - 83.1%	71.1% - 83.1%	55.0% - 70.8%

Weighted-average grant date fair value per share	$14.43	$10.63	$9.88

Employee Stock Purchase Plan:
Risk-free interest rate	4.3% - 4.9%	5.2% - 5.5%	0.7% - 3.9%
Expected dividend yield	None	None	None
Expected term (in years)	0.5	0.5	0.5
Expected volatility	54.9% - 66.0%	72.8% - 82.5%	51.9% - 117.3%

Weighted-average grant date fair value per share	$3.84	$3.19	$3.53